UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  9/30/2006

Check here if Amendment [  ] Amendment Number:
        This amendment (Check only one):    [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Great-West Life & Annuity Insurance Company
Address:       8515 East Orchard Road
               Greenwood Village, Colorado 80111

Form 13F File Number:  28-10698

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mary Maiers
Title:  AVP, Investment Reporting and Control
Phone:  (303) 737-4743
Signature, Place and Date of Signing:
/s/Mary Maiers
Greenwood Village, Colorado 10/26/2006

Report Type (Check only one.):

[   ] 13F  HOLDINGS  REPORT.  (Check  here if all  holdings  of this  reporting manager are reported in this report).

[   ] 13F NOTICE.  (Check here if no holdings reported are in this report,  and all holdings are reported by other reporting manager(s).

[X ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         28-06386          GW Capital Management, LLC






                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     7

Form 13F Information Table Value Total:     2,205

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries].

NONE

Great-West Life and Annuity Insurance Company, Inc
           3rd Quarter 2006
               Form 13F


Date
9/30/2006


Column 1                       Column 2      Column 3  Column 4  Column 5        Column 6    Column 7    Column 8
                                                                                                          Voting
                                                        Value   Shrs or SH/ Put/ Investment   Other      Authority   Shared  None
Name of Issuer                Title of Class Cusip     (x$1,000) Prn Amt PRN Cal lDiscretion  Managers     Sole
AMR CORP                      COMMON STOCK   001765106   $ 200   8,634   SH        SOLE                    8,634
ENTERPRISE PRODUCTS PARTNERS  COMMON STOCK   293792107   $ 147   5,500   SH        SOLE                    5,500
KINDER MORGAN ENERGY PARTNERS COMMON STOCK   494550106   $ 123   2,800   SH        SOLE                    2,800
MATTEL INC                    COMMON STOCK   577081102   $  89   4,500   SH        SOLE                    4,500
TC PIPELINES LP               COMMON STOCK   87233Q108   $  86   2,800   SH        SOLE                    2,800
UAL CORP                      COMMON STOCK   902549807   $1,452 54,645   SH        SOLE                   54,645
USA MOBILITY INC              COMMON STOCK   90341G103   $  109  4,772   SH        SOLE                    4,772
Securities Count:  7           Total in U.S. Currency    $2,205  83,651                                   83,651

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